Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
May 31, 2024
SBI-NPRT3-0724
1.9887291.105
Nonconvertible Bonds - 27.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	650,000	574,416
1.7% 3/25/26	130,000	121,697
2.75% 6/1/31	150,000	127,413
3.5% 6/1/41	50,000	38,158
3.5% 9/15/53	321,000	216,799
3.55% 9/15/55	334,000	224,270
3.65% 9/15/59	125,000	83,437
3.85% 6/1/60	165,000	115,274
4.3% 2/15/30	240,000	228,759
4.65% 6/1/44	20,000	17,018
5.15% 3/15/42	60,000	55,388
Bell Canada:
3.65% 8/15/52	50,000	36,044
5.1% 5/11/33	50,000	48,668
5.55% 2/15/54	30,000	28,932
British Telecommunications PLC 9.625% 12/15/30	55,000	66,838
Deutsche Telekom International Financial BV 9.25% 6/1/32	50,000	62,062
Orange SA 5.5% 2/6/44	60,000	58,672
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,527
7.045% 6/20/36	166,000	180,203
TELUS Corp. 3.4% 5/13/32	50,000	43,252
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	126,516
1.5% 9/18/30	400,000	323,823
2.355% 3/15/32	201,000	163,176
2.65% 11/20/40	70,000	48,219
2.85% 9/3/41	170,000	119,084
2.987% 10/30/56	123,000	75,012
3% 11/20/60	50,000	29,950
3.55% 3/22/51	140,000	100,179
3.7% 3/22/61	50,000	35,274
3.875% 2/8/29	120,000	113,669
4% 3/22/50	38,000	29,667
4.016% 12/3/29	370,000	349,155
4.75% 11/1/41	189,000	173,261
		4,159,812
Entertainment - 0.2%
Netflix, Inc. 4.875% 4/15/28	130,000	128,865
The Walt Disney Co.:
2% 9/1/29	50,000	43,110
2.65% 1/13/31	50,000	43,397
3.6% 1/13/51	20,000	14,862
3.8% 3/22/30	80,000	75,100
4.7% 3/23/50	20,000	18,043
6.15% 3/1/37	120,000	128,889
6.2% 12/15/34	225,000	243,824
6.65% 11/15/37	20,000	22,367
		718,457
Interactive Media & Services - 0.1%
Alphabet, Inc.:
0.45% 8/15/25	50,000	47,395
1.1% 8/15/30	60,000	48,673
1.9% 8/15/40	60,000	39,155
2.05% 8/15/50	60,000	34,084
Baidu, Inc. 4.125% 6/30/25	200,000	196,782
		366,089
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.5% 6/1/41	80,000	53,753
3.9% 6/1/52	220,000	138,070
4.4% 4/1/33	285,000	250,428
5.5% 4/1/63	175,000	136,847
6.65% 2/1/34	50,000	50,640
6.834% 10/23/55	30,000	28,479
Comcast Corp.:
1.5% 2/15/31	300,000	238,994
1.95% 1/15/31	180,000	147,655
2.45% 8/15/52	100,000	56,100
2.65% 2/1/30	400,000	351,161
2.65% 8/15/62	20,000	10,842
2.937% 11/1/56	190,000	114,188
2.987% 11/1/63	95,000	55,461
3.25% 11/1/39	40,000	30,579
3.4% 4/1/30	30,000	27,366
3.45% 2/1/50	100,000	70,565
3.75% 4/1/40	10,000	8,105
4.55% 1/15/29	120,000	117,656
4.65% 7/15/42	50,000	44,554
4.95% 10/15/58	50,000	44,483
5.35% 5/15/53	80,000	76,164
Discovery Communications LLC:
3.625% 5/15/30	69,000	60,716
4% 9/15/55	120,000	76,789
4.65% 5/15/50	70,000	51,905
5.3% 5/15/49	20,000	16,180
Fox Corp. 4.709% 1/25/29	280,000	273,810
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	59,676
Paramount Global:
4.2% 5/19/32	60,000	49,959
4.95% 1/15/31	100,000	89,542
4.95% 5/19/50	100,000	72,182
7.875% 7/30/30	20,000	20,890
Time Warner Cable LLC:
5.875% 11/15/40	30,000	26,014
6.55% 5/1/37	50,000	47,419
7.3% 7/1/38	95,000	96,379
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	46,566
Warnermedia Holdings, Inc.:
3.755% 3/15/27	50,000	47,416
4.279% 3/15/32	73,000	63,890
5.141% 3/15/52	68,000	53,680
5.391% 3/15/62	155,000	121,896
		3,326,999
Wireless Telecommunication Services - 0.6%
Rogers Communications, Inc.:
3.8% 3/15/32	50,000	44,377
4.3% 2/15/48	100,000	78,839
4.55% 3/15/52	90,000	73,305
Sprint Corp. 7.625% 3/1/26	270,000	277,146
T-Mobile U.S.A., Inc.:
3% 2/15/41	70,000	50,229
3.5% 4/15/25	530,000	520,031
3.5% 4/15/31	90,000	80,041
3.6% 11/15/60	125,000	84,120
3.875% 4/15/30	230,000	213,774
4.5% 4/15/50	62,000	51,625
5.05% 7/15/33	100,000	97,368
5.2% 1/15/33	130,000	127,953
5.65% 1/15/53	65,000	63,954
5.8% 9/15/62	50,000	49,837
Vodafone Group PLC:
4.125% 5/30/25	120,000	118,322
4.375% 5/30/28	25,000	24,404
5% 5/30/38	43,000	41,117
5.125% 6/19/59	60,000	52,698
5.25% 5/30/48	20,000	18,583
5.625% 2/10/53	30,000	28,941
6.15% 2/27/37	50,000	52,227
		2,148,891
TOTAL COMMUNICATION SERVICES		10,720,248
CONSUMER DISCRETIONARY - 1.8%
Automobile Components - 0.0%
Lear Corp.:
2.6% 1/15/32	30,000	24,410
3.5% 5/30/30	50,000	44,858
		69,268
Automobiles - 0.5%
American Honda Finance Corp.:
1.2% 7/8/25	360,000	343,888
5.125% 7/7/28	40,000	40,093
5.65% 11/15/28	160,000	163,559
Ford Motor Co.:
3.25% 2/12/32	90,000	73,973
5.291% 12/8/46	60,000	52,168
6.1% 8/19/32	130,000	129,643
9.625% 4/22/30	110,000	127,430
General Motors Co.:
5% 4/1/35	30,000	27,976
5.2% 4/1/45	120,000	105,546
5.6% 10/15/32	50,000	49,720
5.95% 4/1/49	80,000	77,057
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	518,588
2.4% 4/10/28	80,000	71,395
2.7% 8/20/27	145,000	133,467
5.65% 1/17/29	80,000	80,149
5.85% 4/6/30	70,000	70,593
Toyota Motor Corp. 5.123% 7/13/33	50,000	51,939
		2,117,184
Broadline Retail - 0.5%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	200,000	164,700
3.4% 12/6/27	285,000	268,171
Amazon.com, Inc.:
1% 5/12/26	193,000	178,735
1.2% 6/3/27	330,000	296,426
2.1% 5/12/31	193,000	161,390
2.875% 5/12/41	185,000	136,691
3.1% 5/12/51	193,000	131,611
3.15% 8/22/27	240,000	227,462
3.6% 4/13/32	200,000	182,780
4.25% 8/22/57	50,000	41,612
eBay, Inc.:
1.4% 5/10/26	118,000	109,386
2.7% 3/11/30	50,000	43,819
4% 7/15/42	30,000	24,053
		1,966,836
Diversified Consumer Services - 0.0%
Trane Technologies Global Holding Co. Ltd. 4.3% 2/21/48	62,000	51,177
Hotels, Restaurants & Leisure - 0.3%
Marriott International, Inc.:
2.85% 4/15/31	60,000	50,982
3.5% 10/15/32	80,000	69,087
4.875% 5/15/29	30,000	29,469
McDonald's Corp.:
2.625% 9/1/29	90,000	80,164
3.3% 7/1/25	11,000	10,760
3.5% 7/1/27	20,000	19,082
3.6% 7/1/30	165,000	151,962
3.625% 5/1/43	70,000	53,913
3.7% 1/30/26	155,000	151,174
4.2% 4/1/50	18,000	14,417
4.45% 9/1/48	64,000	53,949
4.7% 12/9/35	20,000	18,857
6.3% 3/1/38	60,000	64,168
Starbucks Corp.:
2% 3/12/27	170,000	156,310
2.55% 11/15/30	100,000	85,637
3.35% 3/12/50	40,000	27,270
3.8% 8/15/25	50,000	49,054
4.3% 6/15/45	20,000	16,592
4.5% 11/15/48	32,000	26,655
		1,129,502
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.35% 2/15/28	40,000	38,422
Whirlpool Corp.:
5.5% 3/1/33	50,000	48,840
5.75% 3/1/34	20,000	19,605
		106,867
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	75,000	68,692
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	47,590
AutoZone, Inc.:
3.75% 6/1/27	50,000	48,006
4.5% 2/1/28	55,000	53,629
6.55% 11/1/33	40,000	42,963
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	81,025
2.625% 4/1/31	50,000	42,473
2.8% 9/15/41	90,000	62,012
3% 10/15/50	60,000	37,430
3.1% 5/3/27	34,000	32,213
4.05% 5/3/47	62,000	47,963
4.45% 4/1/62	50,000	38,804
4.5% 4/15/30	50,000	48,352
5% 4/15/33	75,000	73,570
5.125% 4/15/50	20,000	18,028
5.75% 7/1/53	20,000	19,718
5.8% 9/15/62	20,000	19,453
5.85% 4/1/63	10,000	9,781
O'Reilly Automotive, Inc. 4.2% 4/1/30	60,000	56,849
The Home Depot, Inc.:
2.375% 3/15/51	113,000	64,371
2.95% 6/15/29	280,000	255,060
3.3% 4/15/40	200,000	155,216
4.2% 4/1/43	50,000	42,260
4.5% 9/15/32	50,000	48,402
4.5% 12/6/48	70,000	60,121
4.95% 9/30/26	210,000	209,517
5.875% 12/16/36	40,000	42,045
TJX Companies, Inc. 1.6% 5/15/31	125,000	100,191
		1,757,042
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.85% 3/27/30	80,000	71,661
3.25% 3/27/40	55,000	43,031
3.375% 3/27/50	20,000	14,470
Tapestry, Inc. 7.85% 11/27/33	60,000	63,248
		192,410
TOTAL CONSUMER DISCRETIONARY		7,458,978
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.:
3.8% 5/1/50	90,000	67,201
4.597% 5/25/28	110,000	107,673
5.085% 5/25/48	20,000	18,367
PepsiCo, Inc.:
1.4% 2/25/31	200,000	159,816
1.625% 5/1/30	83,000	69,080
2.375% 10/6/26	220,000	207,376
2.75% 10/21/51	20,000	12,661
3% 10/15/27	320,000	301,349
3.6% 8/13/42	105,000	83,433
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,153
1.65% 6/1/30	10,000	8,304
2.25% 1/5/32	205,000	171,156
2.5% 6/1/40	10,000	7,021
2.6% 6/1/50	10,000	6,188
2.75% 6/1/60	70,000	42,022
3.45% 3/25/30	60,000	55,651
4.2% 3/25/50	50,000	42,832
5% 5/13/34	70,000	69,765
		1,448,048
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	333,809
Dollar General Corp.:
5% 11/1/32	60,000	58,390
5.2% 7/5/28	100,000	99,508
Dollar Tree, Inc. 4.2% 5/15/28	50,000	47,924
Kroger Co.:
1.7% 1/15/31	100,000	80,047
4.65% 1/15/48	30,000	25,522
5% 4/15/42	50,000	45,995
Sysco Corp.:
2.4% 2/15/30	70,000	60,154
3.3% 2/15/50	50,000	34,203
4.5% 4/1/46	50,000	42,150
5.95% 4/1/30	53,000	55,009
Target Corp.:
2.95% 1/15/52	65,000	41,949
3.9% 11/15/47	45,000	35,637
4% 7/1/42	50,000	42,229
Walmart, Inc.:
1.05% 9/17/26	130,000	119,328
2.5% 9/22/41	205,000	142,111
3.9% 4/15/28	50,000	48,533
4.05% 6/29/48	130,000	107,929
4.1% 4/15/33	50,000	47,384
4.5% 4/15/53	20,000	17,626
		1,485,437
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	59,646
Bunge Ltd. Finance Corp. 1.63% 8/17/25	140,000	133,563
Campbell Soup Co.:
4.15% 3/15/28	100,000	96,424
5.2% 3/21/29	70,000	69,649
Conagra Brands, Inc.:
4.85% 11/1/28	75,000	73,329
5.4% 11/1/48	22,000	20,195
7% 10/1/28	50,000	53,079
General Mills, Inc.:
2.875% 4/15/30	13,000	11,501
3% 2/1/51	50,000	31,860
4.2% 4/17/28	60,000	57,971
4.95% 3/29/33	20,000	19,423
Kellanova:
4.3% 5/15/28	50,000	48,585
7.45% 4/1/31	40,000	44,668
Kraft Heinz Foods Co.:
3.75% 4/1/30	40,000	37,190
5.5% 6/1/50	195,000	186,887
Mondelez International, Inc.:
2.625% 9/4/50	50,000	30,134
2.75% 4/13/30	30,000	26,398
Pilgrim's Pride Corp. 6.875% 5/15/34	50,000	52,795
The J.M. Smucker Co.:
4.25% 3/15/35	50,000	44,439
6.5% 11/15/43	50,000	52,757
6.5% 11/15/53	10,000	10,712
Tyson Foods, Inc.:
4% 3/1/26	40,000	39,012
4.875% 8/15/34	75,000	70,470
5.1% 9/28/48	40,000	34,895
Unilever Capital Corp. 1.75% 8/12/31	135,000	109,102
		1,414,684
Household Products - 0.1%
Church & Dwight Co., Inc. 2.3% 12/15/31	70,000	57,584
Colgate-Palmolive Co. 4.6% 3/1/33	50,000	48,935
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,752
2.875% 2/7/50	55,000	36,846
3.1% 3/26/30	7,000	6,354
Procter & Gamble Co.:
3% 3/25/30	36,000	32,914
3.6% 3/25/50	180,000	141,252
		370,637
Personal Care Products - 0.0%
Estee Lauder Companies, Inc.:
1.95% 3/15/31	75,000	61,261
5.15% 5/15/53	10,000	9,425
6% 5/15/37	40,000	42,039
Kenvue, Inc.:
4.9% 3/22/33	32,000	31,459
5.05% 3/22/28	32,000	32,088
5.05% 3/22/53	52,000	48,879
5.2% 3/22/63	10,000	9,404
		234,555
TOTAL CONSUMER STAPLES		4,953,361
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	240,000	226,076
Halliburton Co.:
2.92% 3/1/30	80,000	71,246
5% 11/15/45	96,000	87,908
6.7% 9/15/38	10,000	10,999
NOV, Inc. 3.6% 12/1/29	60,000	54,974
		451,203
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Corpus Christi Holdings LLC 3.7% 11/15/29	40,000	36,777
Cheniere Energy Partners LP 4.5% 10/1/29	70,000	66,523
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	57,201
Enbridge, Inc.:
3.4% 8/1/51	80,000	53,977
5.625% 4/5/34	60,000	59,639
6.7% 11/15/53	20,000	21,903
8.5% 1/15/84 (b)	20,000	21,494
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	168,778
3.95% 1/31/60	40,000	29,381
5.35% 1/31/33	150,000	150,551
5.7% 2/15/42	20,000	20,071
7.55% 4/15/38	55,000	64,696
Kinder Morgan, Inc. 5.2% 6/1/33	30,000	28,959
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	75,564
MPLX LP:
4.5% 4/15/38	48,000	41,755
4.9% 4/15/58	50,000	41,066
5% 3/1/33	100,000	95,019
5.5% 2/15/49	60,000	55,526
ONEOK Partners LP 6.65% 10/1/36	50,000	52,411
ONEOK, Inc.:
3.4% 9/1/29	80,000	72,914
4.85% 2/1/49	50,000	42,424
5.65% 11/1/28	20,000	20,217
6.05% 9/1/33	80,000	81,892
6.35% 1/15/31	187,000	195,007
6.625% 9/1/53	30,000	32,081
Phillips 66 Co.:
3.9% 3/15/28	220,000	210,080
4.65% 11/15/34	65,000	60,268
5.3% 6/30/33	60,000	59,011
5.875% 5/1/42	54,000	54,598
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	140,000	127,212
4.9% 2/15/45	20,000	16,989
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	158,666
Targa Resources Corp.:
4.95% 4/15/52	60,000	51,031
6.125% 3/15/33	50,000	51,335
6.5% 2/15/53	10,000	10,458
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5% 1/15/28	125,000	121,889
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	24,856
5.4% 3/2/26	100,000	99,816
5.65% 3/15/33	50,000	50,286
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	281,418
4.625% 3/1/34	50,000	46,451
5% 10/16/43	50,000	44,625
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	17,897
3.95% 5/15/50	50,000	37,924
4.45% 8/1/42	105,000	91,096
Valero Energy Corp.:
2.15% 9/15/27	125,000	113,107
3.4% 9/15/26	50,000	47,882
4% 4/1/29	155,000	146,757
Western Midstream Operating LP:
4.05% 2/1/30	50,000	46,282
5.45% 4/1/44	50,000	44,892
6.35% 1/15/29	70,000	71,968
		3,672,620
TOTAL ENERGY		4,123,823
FINANCIALS - 11.1%
Banks - 6.8%
Banco Santander SA:
1.722% 9/14/27 (b)	200,000	182,742
1.849% 3/25/26	400,000	374,252
5.179% 11/19/25	200,000	198,105
5.538% 3/14/30 (b)	200,000	198,459
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	591,075
1.734% 7/22/27 (b)	43,000	39,708
2.087% 6/14/29 (b)	310,000	273,453
2.482% 9/21/36 (b)	10,000	8,000
2.651% 3/11/32 (b)	80,000	67,236
2.676% 6/19/41 (b)	420,000	292,849
2.687% 4/22/32 (b)	43,000	36,139
2.831% 10/24/51 (b)	50,000	31,467
3.194% 7/23/30 (b)	180,000	162,347
3.846% 3/8/37 (b)	180,000	157,941
3.974% 2/7/30 (b)	35,000	32,980
4.083% 3/20/51 (b)	130,000	103,933
4.183% 11/25/27	95,000	91,615
4.244% 4/24/38 (b)	75,000	66,179
4.271% 7/23/29 (b)	60,000	57,585
4.33% 3/15/50 (b)	50,000	41,798
4.376% 4/27/28 (b)	100,000	97,302
4.571% 4/27/33 (b)	510,000	478,959
4.75% 4/21/45	55,000	49,870
5.202% 4/25/29 (b)	50,000	49,730
5.288% 4/25/34 (b)	40,000	39,379
5.875% 2/7/42	135,000	141,713
6.204% 11/10/28 (b)	350,000	359,953
Bank of America NA 5.526% 8/18/26	510,000	513,137
Bank of Montreal:
3.088% 1/10/37 (b)	50,000	40,335
5.717% 9/25/28	130,000	132,518
Bank of Nova Scotia:
1.95% 2/2/27	50,000	45,985
2.45% 2/2/32	60,000	49,192
2.7% 8/3/26	65,000	61,456
4.5% 12/16/25	85,000	83,439
4.588% 5/4/37 (b)	10,000	8,969
4.85% 2/1/30	30,000	29,413
5.25% 6/12/28	60,000	60,085
Barclays PLC:
2.852% 5/7/26 (b)	480,000	467,180
3.33% 11/24/42 (b)	200,000	144,869
4.836% 5/9/28	215,000	207,581
5.829% 5/9/27 (b)	400,000	400,110
Canadian Imperial Bank of Commerce:
3.6% 4/7/32	26,000	22,944
5.001% 4/28/28	90,000	89,173
6.092% 10/3/33	38,000	39,249
Citigroup, Inc.:
2.976% 11/5/30 (b)	290,000	257,008
3.106% 4/8/26 (b)	110,000	107,580
3.2% 10/21/26	191,000	181,616
3.52% 10/27/28 (b)	190,000	178,986
3.785% 3/17/33 (b)	190,000	168,840
4.125% 7/25/28	154,000	147,282
4.412% 3/31/31 (b)	110,000	104,452
4.6% 3/9/26	490,000	482,013
4.65% 7/30/45	42,000	37,117
4.65% 7/23/48	135,000	118,961
4.75% 5/18/46	60,000	52,538
5.827% 2/13/35 (b)	10,000	9,897
5.875% 1/30/42	65,000	67,418
6.625% 6/15/32	60,000	63,876
8.125% 7/15/39	85,000	106,338
Citizens Financial Group, Inc.:
2.5% 2/6/30	10,000	8,434
2.638% 9/30/32	20,000	15,225
Cooperatieve Rabobank UA 5.25% 5/24/41	54,000	53,837
Export-Import Bank of Korea 5.125% 9/18/28	220,000	221,054
Fifth Third Bancorp:
3.95% 3/14/28	100,000	94,963
4.772% 7/28/30 (b)	30,000	28,836
6.361% 10/27/28 (b)	70,000	71,312
8.25% 3/1/38	20,000	23,443
HSBC Holdings PLC:
2.804% 5/24/32 (b)	340,000	284,906
4.041% 3/13/28 (b)	211,000	202,891
4.292% 9/12/26 (b)	850,000	834,332
4.755% 6/9/28 (b)	200,000	195,882
5.597% 5/17/28 (b)	200,000	200,566
6.1% 1/14/42	30,000	32,054
6.161% 3/9/29 (b)	200,000	204,268
6.5% 5/2/36	120,000	124,428
6.8% 6/1/38	100,000	106,859
7.625% 5/17/32	110,000	120,378
Huntington Bancshares, Inc.:
2.55% 2/4/30	65,000	55,142
4.443% 8/4/28 (b)	30,000	29,030
5.709% 2/2/35 (b)	20,000	19,649
6.208% 8/21/29 (b)	30,000	30,580
ING Groep NV:
3.95% 3/29/27	260,000	250,791
4.017% 3/28/28 (b)	350,000	337,165
Japan Bank International Cooperation 1.25% 1/21/31	262,000	209,802
JPMorgan Chase & Co.:
0.969% 6/23/25 (b)	180,000	179,441
1.47% 9/22/27 (b)	170,000	155,569
2.069% 6/1/29 (b)	150,000	132,540
2.083% 4/22/26 (b)	1,120,000	1,084,818
2.525% 11/19/41 (b)	110,000	75,208
2.545% 11/8/32 (b)	180,000	148,787
2.956% 5/13/31 (b)	50,000	43,503
3.328% 4/22/52 (b)	80,000	56,521
3.702% 5/6/30 (b)	40,000	37,185
4.203% 7/23/29 (b)	30,000	28,749
4.323% 4/26/28 (b)	170,000	165,357
4.452% 12/5/29 (b)	185,000	178,933
4.493% 3/24/31 (b)	200,000	192,070
4.565% 6/14/30 (b)	310,000	299,795
4.586% 4/26/33 (b)	170,000	160,919
4.912% 7/25/33 (b)	125,000	121,139
4.95% 6/1/45	92,000	85,924
5.35% 6/1/34 (b)	220,000	218,238
5.766% 4/22/35 (b)	110,000	112,372
6.4% 5/15/38	86,000	95,270
KeyCorp:
2.55% 10/1/29	40,000	33,756
4.1% 4/30/28	55,000	51,695
4.789% 6/1/33 (b)	50,000	45,532
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	197,869
4.65% 3/24/26	221,000	216,691
5.721% 6/5/30 (b)	200,000	201,148
5.871% 3/6/29 (b)	200,000	202,208
M&T Bank Corp. 5.053% 1/27/34 (b)	65,000	59,806
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	200,000	184,360
2.048% 7/17/30	210,000	174,297
3.741% 3/7/29	180,000	169,196
3.837% 4/17/26 (b)	420,000	413,232
4.286% 7/26/38	73,000	65,875
Mizuho Financial Group, Inc.:
2.226% 5/25/26 (b)	400,000	386,756
5.778% 7/6/29 (b)	420,000	425,134
National Australia Bank Ltd. 5.2% 5/13/25	320,000	319,103
NatWest Group PLC:
5.583% 3/1/28 (b)	300,000	299,930
5.847% 3/2/27 (b)	400,000	401,078
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	39,522
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	185,599
4.626% 6/6/33 (b)	85,000	78,830
5.582% 6/12/29 (b)	100,000	100,661
5.676% 1/22/35 (b)	50,000	50,002
5.939% 8/18/34 (b)	80,000	81,480
6.037% 10/28/33 (b)	50,000	51,310
Regions Financial Corp. 2.25% 5/18/25	60,000	58,030
Royal Bank of Canada:
2.3% 11/3/31	55,000	45,293
3.625% 5/4/27	60,000	57,598
3.875% 5/4/32	30,000	27,336
4.9% 1/12/28	220,000	217,962
5.15% 2/1/34	40,000	39,440
Santander Holdings U.S.A., Inc.:
4.4% 7/13/27	73,000	70,460
6.565% 6/12/29 (b)	30,000	30,686
7.66% 11/9/31 (b)	30,000	32,423
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	450,000	430,605
2.142% 9/23/30	64,000	53,040
2.174% 1/14/27	270,000	249,805
5.464% 1/13/26	430,000	429,994
5.52% 1/13/28	250,000	252,544
6.184% 7/13/43	20,000	21,852
The Toronto-Dominion Bank:
3.2% 3/10/32	95,000	81,916
3.625% 9/15/31 (b)	75,000	71,492
5.156% 1/10/28	30,000	29,921
5.264% 12/11/26	100,000	99,911
5.523% 7/17/28	120,000	121,064
Truist Financial Corp.:
1.2% 8/5/25	200,000	190,000
1.267% 3/2/27 (b)	103,000	95,538
3.875% 3/19/29	110,000	102,133
4.873% 1/26/29 (b)	35,000	34,251
5.711% 1/24/35 (b)	60,000	59,618
5.867% 6/8/34 (b)	60,000	60,197
6.123% 10/28/33 (b)	50,000	51,046
U.S. Bancorp:
1.375% 7/22/30	380,000	303,994
2.491% 11/3/36 (b)	50,000	39,085
3.1% 4/27/26	50,000	47,930
3.9% 4/26/28	94,000	89,853
4.967% 7/22/33 (b)	10,000	9,353
5.836% 6/12/34 (b)	100,000	100,810
5.85% 10/21/33 (b)	30,000	30,341
Wachovia Corp. 5.5% 8/1/35	60,000	59,042
Wells Fargo & Co.:
2.879% 10/30/30 (b)	510,000	449,307
4.54% 8/15/26 (b)	1,000,000	988,077
4.611% 4/25/53 (b)	70,000	59,749
4.897% 7/25/33 (b)	425,000	406,694
4.9% 11/17/45	280,000	246,843
5.389% 4/24/34 (b)	170,000	167,312
5.557% 7/25/34 (b)	50,000	49,776
5.574% 7/25/29 (b)	50,000	50,283
6.491% 10/23/34 (b)	100,000	106,362
Westpac Banking Corp.:
1.953% 11/20/28	50,000	43,904
2.668% 11/15/35 (b)	40,000	32,795
2.894% 2/4/30 (b)	100,000	97,745
3.35% 3/8/27	115,000	110,041
4.11% 7/24/34 (b)	200,000	183,836
5.535% 11/17/28	80,000	81,533
		27,236,381
Capital Markets - 2.0%
Ameriprise Financial, Inc.:
3% 4/2/25	50,000	48,951
5.7% 12/15/28	40,000	40,859
Bank of New York Mellon Corp.:
1.8% 7/28/31	47,000	37,829
4.414% 7/24/26 (b)	200,000	197,640
4.967% 4/26/34 (b)	30,000	29,176
4.975% 3/14/30 (b)	90,000	89,065
5.834% 10/25/33 (b)	100,000	103,143
Bank of New York, New York 5.224% 11/21/25 (b)	270,000	269,570
BlackRock, Inc.:
3.2% 3/15/27	220,000	210,699
4.75% 5/25/33	10,000	9,766
Cboe Global Markets, Inc. 3.65% 1/12/27	60,000	57,952
Charles Schwab Corp.:
1.65% 3/11/31	50,000	39,874
2% 3/20/28	115,000	102,765
2.9% 3/3/32	55,000	46,760
5.853% 5/19/34 (b)	10,000	10,157
5.875% 8/24/26	200,000	202,250
6.136% 8/24/34 (b)	30,000	31,027
CI Financial Corp. 3.2% 12/17/30	55,000	43,062
CME Group, Inc. 2.65% 3/15/32	90,000	76,844
Credit Suisse AG 1.25% 8/7/26	310,000	283,088
Credit Suisse U.S.A., Inc. 7.125% 7/15/32	80,000	88,127
Deutsche Bank AG 4.1% 1/13/26	85,000	83,059
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	137,850
6.819% 11/20/29 (b)	150,000	155,707
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	222,266
1.093% 12/9/26 (b)	100,000	93,347
1.948% 10/21/27 (b)	260,000	239,083
2.383% 7/21/32 (b)	100,000	81,624
2.615% 4/22/32 (b)	65,000	54,251
3.436% 2/24/43 (b)	135,000	102,364
3.691% 6/5/28 (b)	260,000	247,560
4.017% 10/31/38 (b)	155,000	131,552
4.411% 4/23/39 (b)	180,000	159,461
6.25% 2/1/41	75,000	80,334
6.75% 10/1/37	180,000	195,362
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	107,831
2.65% 9/15/40	225,000	156,475
3.75% 9/21/28	20,000	18,973
Jefferies Financial Group, Inc.:
4.15% 1/23/30	80,000	73,801
4.85% 1/15/27	50,000	49,225
5.875% 7/21/28	30,000	30,153
Legg Mason, Inc. 5.625% 1/15/44	10,000	9,741
LPL Holdings, Inc. 6.75% 11/17/28	20,000	20,915
Moody's Corp.:
4.25% 2/1/29	110,000	106,491
4.875% 12/17/48	40,000	36,055
Morgan Stanley:
1.512% 7/20/27 (b)	70,000	64,438
1.593% 5/4/27 (b)	60,000	55,654
1.794% 2/13/32 (b)	195,000	155,267
2.239% 7/21/32 (b)	70,000	56,765
2.484% 9/16/36 (b)	55,000	43,365
2.511% 10/20/32 (b)	20,000	16,425
2.699% 1/22/31 (b)	360,000	313,306
3.217% 4/22/42 (b)	175,000	130,540
3.625% 1/20/27	268,000	257,828
3.772% 1/24/29 (b)	510,000	483,372
3.95% 4/23/27	50,000	48,244
5.123% 2/1/29 (b)	100,000	99,340
5.164% 4/20/29 (b)	200,000	198,653
5.25% 4/21/34 (b)	50,000	48,866
5.297% 4/20/37 (b)	95,000	90,851
5.424% 7/21/34 (b)	240,000	237,514
5.597% 3/24/51 (b)	50,000	50,741
NASDAQ, Inc.:
1.65% 1/15/31	85,000	67,867
2.5% 12/21/40	70,000	45,919
3.95% 3/7/52	10,000	7,455
5.35% 6/28/28	30,000	30,152
5.95% 8/15/53	8,000	8,131
Nomura Holdings, Inc.:
1.653% 7/14/26	215,000	198,014
6.07% 7/12/28	200,000	204,115
Northern Trust Corp.:
1.95% 5/1/30	50,000	42,191
3.375% 5/8/32 (b)	30,000	28,174
S&P Global, Inc.:
2.3% 8/15/60	85,000	43,808
3.25% 12/1/49	50,000	35,195
4.75% 8/1/28	70,000	69,280
State Street Corp.:
1.684% 11/18/27 (b)	250,000	229,749
2.623% 2/7/33 (b)	60,000	49,991
4.821% 1/26/34 (b)	20,000	19,230
6.123% 11/21/34 (b)	30,000	31,025
		8,073,549
Consumer Finance - 0.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	139,571
3.4% 10/29/33	150,000	124,919
5.1% 1/19/29	150,000	147,910
Ally Financial, Inc.:
5.8% 5/1/25	50,000	49,966
6.848% 1/3/30 (b)	40,000	41,035
8% 11/1/31	65,000	71,152
American Express Co.:
3.95% 8/1/25	120,000	117,981
4.05% 12/3/42	70,000	58,881
4.99% 5/1/26 (b)	130,000	129,142
5.043% 5/1/34 (b)	60,000	58,639
5.282% 7/27/29 (b)	60,000	59,966
Capital One Financial Corp.:
2.636% 3/3/26 (b)	80,000	78,101
3.273% 3/1/30 (b)	80,000	71,892
3.75% 7/28/26	115,000	110,905
3.8% 1/31/28	210,000	199,034
5.468% 2/1/29 (b)	45,000	44,638
6.377% 6/8/34 (b)	170,000	174,148
Discover Financial Services:
4.1% 2/9/27	50,000	48,050
4.5% 1/30/26	102,000	100,044
7.964% 11/2/34 (b)	30,000	33,748
Ford Motor Credit Co. LLC:
6.798% 11/7/28	200,000	206,517
6.8% 5/12/28	145,000	149,128
John Deere Capital Corp.:
3.45% 3/7/29	60,000	56,306
4.9% 3/3/28	60,000	59,900
5.15% 9/8/33	60,000	60,139
Synchrony Financial:
3.7% 8/4/26	30,000	28,495
4.5% 7/23/25	68,000	66,734
Toyota Motor Credit Corp.:
2.4% 1/13/32	70,000	58,012
3% 4/1/25	330,000	323,479
3.65% 1/8/29	60,000	56,701
4.625% 1/12/28	145,000	143,332
4.65% 1/5/29	160,000	157,355
		3,225,820
Financial Services - 0.7%
AB Svensk Exportkredit 4.875% 10/4/30	200,000	200,983
Aon Corp. / Aon Global Holdings PLC:
2.85% 5/28/27	50,000	46,795
2.9% 8/23/51	10,000	6,124
CNH Industrial Capital LLC 5.5% 1/12/29	60,000	60,439
Corebridge Financial, Inc. 3.9% 4/5/32	125,000	111,592
DH Europe Finance II SARL:
2.6% 11/15/29	20,000	17,706
3.4% 11/15/49	20,000	14,402
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	96,001
5% 4/20/48	16,000	14,258
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	63,096
2.25% 3/1/31	50,000	41,869
5.1% 7/15/32	60,000	59,232
Fiserv, Inc.:
3.5% 7/1/29	40,000	36,921
4.4% 7/1/49	120,000	97,711
Global Payments, Inc.:
1.2% 3/1/26	122,000	113,081
4.15% 8/15/49	50,000	37,651
5.4% 8/15/32	20,000	19,610
5.95% 8/15/52	10,000	9,677
Jackson Financial, Inc.:
5.17% 6/8/27	50,000	49,470
5.67% 6/8/32	20,000	20,021
KfW:
0% 4/18/36	125,000	71,307
3.75% 2/15/28	510,000	494,674
4.125% 7/15/33	50,000	48,185
MasterCard, Inc.:
2.95% 3/15/51	50,000	33,211
3.3% 3/26/27	13,000	12,450
3.35% 3/26/30	18,000	16,558
3.65% 6/1/49	20,000	15,309
3.85% 3/26/50	65,000	51,376
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	100,000	91,860
5.45% 10/30/25	220,000	219,857
5.8% 1/15/33	30,000	30,909
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	19,259
2.3% 6/1/30	50,000	42,801
5.25% 6/1/62	55,000	50,280
Rexford Industrial Realty LP 2.125% 12/1/30	20,000	16,279
Visa, Inc.:
1.9% 4/15/27	43,000	39,606
2.05% 4/15/30	70,000	59,843
2.7% 4/15/40	60,000	43,551
2.75% 9/15/27	205,000	191,933
4.3% 12/14/45	65,000	56,459
Voya Financial, Inc. 3.65% 6/15/26	60,000	57,801
		2,780,147
Insurance - 0.8%
Allstate Corp. 1.45% 12/15/30	230,000	181,666
American International Group, Inc.:
4.375% 6/30/50	50,000	41,701
4.5% 7/16/44	127,000	111,073
5.75% 4/1/48 (b)	60,000	58,831
Aon Corp. 4.5% 12/15/28	50,000	48,425
Aon North America, Inc. 5.45% 3/1/34	100,000	99,041
Aon PLC 4.75% 5/15/45	68,000	58,995
Arch Capital Finance LLC:
4.011% 12/15/26	170,000	164,209
5.031% 12/15/46	10,000	8,966
Arthur J. Gallagher & Co.:
5.75% 3/2/53	35,000	33,838
6.75% 2/15/54	30,000	33,010
Assurant, Inc. 4.9% 3/27/28	30,000	29,240
Assured Guaranty U.S. Holdings, Inc. 3.15% 6/15/31	40,000	34,541
Athene Holding Ltd.:
5.875% 1/15/34	51,000	50,880
6.15% 4/3/30	65,000	67,024
6.65% 2/1/33	30,000	31,582
Brighthouse Financial, Inc. 3.85% 12/22/51	50,000	31,290
Brown & Brown, Inc. 4.5% 3/15/29	65,000	62,523
Chubb INA Holdings, Inc.:
1.375% 9/15/30	50,000	40,519
3.05% 12/15/61	70,000	44,456
3.35% 5/3/26	144,000	139,074
Fairfax Financial Holdings Ltd.:
6% 12/7/33 (c)	50,000	50,328
6.35% 3/22/54 (c)	30,000	30,159
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	135,000	119,963
3.6% 8/19/49	20,000	14,535
Lincoln National Corp.:
3.8% 3/1/28	76,000	72,211
4.375% 6/15/50	80,000	60,157
Manulife Financial Corp. 5.375% 3/4/46	30,000	28,900
Marsh & McLennan Companies, Inc.:
2.9% 12/15/51	50,000	31,305
3.75% 3/14/26	220,000	214,366
4.75% 3/15/39	95,000	88,187
4.9% 3/15/49	33,000	29,640
MetLife, Inc.:
4.125% 8/13/42	100,000	82,722
4.55% 3/23/30	200,000	195,547
5.375% 7/15/33	75,000	75,522
6.4% 12/15/66 (b)	20,000	20,154
Principal Financial Group, Inc. 6.05% 10/15/36	50,000	51,908
Progressive Corp.:
3% 3/15/32	65,000	56,060
4.125% 4/15/47	50,000	41,189
4.2% 3/15/48	10,000	8,320
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	75,000	64,491
3.935% 12/7/49	20,000	15,208
4.35% 2/25/50	140,000	114,484
5.7% 9/15/48 (b)	50,000	48,994
6.5% 3/15/54 (b)	10,000	10,025
Reinsurance Group of America, Inc. 6% 9/15/33	20,000	20,290
The Chubb Corp. 6.5% 5/15/38	40,000	44,407
The Travelers Companies, Inc.:
5.35% 11/1/40	125,000	123,334
6.25% 6/15/37	40,000	43,001
Unum Group 4% 6/15/29	30,000	28,093
Willis Group North America, Inc.:
2.95% 9/15/29	93,000	82,734
4.5% 9/15/28	30,000	28,992
5.9% 3/5/54	40,000	38,994
		3,305,104
TOTAL FINANCIALS		44,621,001
HEALTH CARE - 3.0%
Biotechnology - 0.7%
AbbVie, Inc.:
2.95% 11/21/26	10,000	9,498
3.2% 11/21/29	20,000	18,234
3.6% 5/14/25	180,000	176,874
4.05% 11/21/39	10,000	8,629
4.25% 11/21/49	310,000	257,513
4.5% 5/14/35	160,000	149,981
4.7% 5/14/45	50,000	45,099
4.8% 3/15/29	100,000	99,037
4.875% 11/14/48	120,000	110,163
5.05% 3/15/34	100,000	98,934
5.4% 3/15/54	80,000	78,863
Amgen, Inc.:
2.8% 8/15/41	200,000	140,865
3.15% 2/21/40	105,000	78,564
3.375% 2/21/50	30,000	21,130
4.2% 3/1/33	100,000	92,184
4.4% 5/1/45	178,000	150,196
4.875% 3/1/53	40,000	35,278
5.15% 3/2/28	270,000	269,276
5.25% 3/2/30	220,000	220,575
5.25% 3/2/33	60,000	59,544
5.6% 3/2/43	80,000	79,238
5.65% 3/2/53	50,000	49,347
Baxalta, Inc. 5.25% 6/23/45	135,000	127,685
Biogen, Inc.:
3.15% 5/1/50	20,000	12,917
3.25% 2/15/51	67,000	44,453
Gilead Sciences, Inc.:
2.6% 10/1/40	150,000	102,836
2.8% 10/1/50	110,000	68,572
3.65% 3/1/26	175,000	170,099
4.8% 4/1/44	52,000	46,760
		2,822,344
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
4.75% 11/30/36	30,000	28,939
5.3% 5/27/40	140,000	141,658
Baxter International, Inc.:
1.915% 2/1/27	60,000	54,769
2.539% 2/1/32	100,000	81,227
3.132% 12/1/51	10,000	6,257
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	122,546
4.685% 12/15/44	10,000	8,819
Boston Scientific Corp. 2.65% 6/1/30	161,000	140,327
GE Healthcare Technologies, Inc. 5.905% 11/22/32	100,000	102,915
Medtronic, Inc. 4.375% 3/15/35	157,000	146,779
Stryker Corp. 2.9% 6/15/50	80,000	52,081
Zimmer Biomet Holdings, Inc. 2.6% 11/24/31	60,000	49,715
		936,032
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	34,055
Cardinal Health, Inc.:
3.41% 6/15/27	70,000	66,461
4.9% 9/15/45	30,000	26,306
Centene Corp.:
2.5% 3/1/31	20,000	16,299
2.625% 8/1/31	70,000	56,957
3.375% 2/15/30	140,000	123,252
4.25% 12/15/27	90,000	85,643
Cigna Group:
1.25% 3/15/26	85,000	79,066
2.375% 3/15/31	100,000	83,161
2.4% 3/15/30	210,000	180,302
3.4% 3/15/51	20,000	13,591
4.125% 11/15/25	12,000	11,795
4.375% 10/15/28	100,000	96,648
4.8% 8/15/38	69,000	63,088
4.8% 7/15/46	120,000	105,775
4.9% 12/15/48	19,000	16,715
CVS Health Corp.:
2.7% 8/21/40	310,000	205,589
2.875% 6/1/26	170,000	161,589
4.25% 4/1/50	60,000	45,427
4.3% 3/25/28	250,000	240,941
4.78% 3/25/38	42,000	37,358
4.875% 7/20/35	60,000	55,728
5.05% 3/25/48	60,000	51,722
5.625% 2/21/53	60,000	55,643
5.875% 6/1/53	20,000	19,172
6% 6/1/63	60,000	57,639
Elevance Health, Inc.:
3.125% 5/15/50	130,000	86,827
3.65% 12/1/27	240,000	228,366
3.7% 9/15/49	10,000	7,381
4.101% 3/1/28	100,000	96,409
4.625% 5/15/42	30,000	26,493
4.65% 1/15/43	65,000	57,442
HCA Holdings, Inc.:
3.625% 3/15/32	100,000	87,378
4.125% 6/15/29	289,000	272,288
4.375% 3/15/42	50,000	41,010
5.5% 6/15/47	50,000	46,423
6% 4/1/54	100,000	98,200
Humana, Inc.:
1.35% 2/3/27	50,000	45,091
3.125% 8/15/29	50,000	45,007
4.875% 4/1/30	114,000	111,201
5.375% 4/15/31	110,000	108,917
5.5% 3/15/53	30,000	27,922
Laboratory Corp. of America Holdings 2.95% 12/1/29	40,000	35,598
McKesson Corp. 3.95% 2/16/28	70,000	67,172
Sabra Health Care LP 5.125% 8/15/26	30,000	29,431
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	23,479
2% 5/15/30	80,000	67,389
2.3% 5/15/31	286,000	239,047
2.9% 5/15/50	36,000	23,279
3.05% 5/15/41	115,000	84,920
3.7% 8/15/49	20,000	15,050
4.25% 1/15/29	30,000	29,041
4.375% 3/15/42	55,000	48,158
5.05% 4/15/53	110,000	101,449
5.2% 4/15/63	40,000	37,067
5.5% 4/15/64	60,000	58,107
5.8% 3/15/36	50,000	52,064
6.05% 2/15/63	50,000	52,466
6.625% 11/15/37	50,000	55,263
6.875% 2/15/38	185,000	211,075
		4,606,332
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	48,454
Revvity, Inc. 2.25% 9/15/31	60,000	48,739
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	150,000	133,202
5.086% 8/10/33	40,000	39,701
		270,096
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	83,262
2.25% 5/28/31	90,000	75,639
4.875% 3/3/33	100,000	98,618
AstraZeneca PLC:
4.375% 8/17/48	66,000	56,857
6.45% 9/15/37	40,000	44,363
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	105,733
3.4% 7/26/29	16,000	14,819
3.55% 3/15/42	50,000	38,877
3.9% 3/15/62	50,000	36,018
4.125% 6/15/39	210,000	181,619
4.55% 2/20/48	55,000	47,219
4.9% 2/22/29	60,000	59,629
5.2% 2/22/34	150,000	149,031
6.4% 11/15/63	70,000	76,349
Eli Lilly & Co.:
2.25% 5/15/50	70,000	40,363
4.875% 2/27/53	50,000	46,409
5.55% 3/15/37	100,000	104,878
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	82,000	90,545
Haleon U.S. Capital LLC 3.375% 3/24/27	250,000	237,946
Johnson & Johnson:
0.55% 9/1/25	60,000	56,760
2.1% 9/1/40	60,000	39,818
2.45% 9/1/60	60,000	33,498
3.5% 1/15/48	145,000	110,392
4.9% 6/1/31	50,000	50,070
Merck & Co., Inc.:
2.45% 6/24/50	180,000	106,302
2.9% 12/10/61	100,000	59,577
4.5% 5/17/33	125,000	120,140
4.9% 5/17/44	50,000	46,637
Mylan NV:
5.2% 4/15/48	83,000	66,873
5.4% 11/29/43	30,000	25,894
Novartis Capital Corp. 3.7% 9/21/42	110,000	89,969
Pfizer Investment Enterprises:
4.45% 5/19/28	150,000	146,791
4.65% 5/19/30	64,000	62,606
4.75% 5/19/33	100,000	96,690
5.11% 5/19/43	60,000	56,937
5.3% 5/19/53	77,000	73,614
5.34% 5/19/63	90,000	84,572
Pfizer, Inc.:
2.55% 5/28/40	345,000	239,513
3.9% 3/15/39	50,000	42,461
Royalty Pharma PLC:
2.2% 9/2/30	20,000	16,545
3.3% 9/2/40	70,000	50,696
Viatris, Inc. 2.3% 6/22/27	105,000	95,313
Wyeth LLC 6.5% 2/1/34	100,000	109,167
Zoetis, Inc. 3% 5/15/50	70,000	45,751
		3,514,760
TOTAL HEALTH CARE		12,149,564
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
General Electric Co.:
5.875% 1/14/38	75,000	77,532
6.75% 3/15/32	40,000	43,665
Howmet Aerospace, Inc. 5.95% 2/1/37	20,000	20,458
		141,655
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	152,000	146,954
3.9% 2/1/35	30,000	26,409
4.1% 4/15/43	50,000	39,953
4.4% 1/15/47	80,000	64,609
4.95% 10/17/48	78,000	68,281
United Parcel Service, Inc.:
2.5% 9/1/29	90,000	79,908
3.75% 11/15/47	58,000	44,497
5.5% 5/22/54	90,000	89,097
		559,708
Building Products - 0.1%
Carrier Global Corp.:
3.377% 4/5/40	80,000	61,863
5.9% 3/15/34	39,000	40,513
6.2% 3/15/54	30,000	32,173
Johnson Controls International PLC 5.125% 9/14/45	50,000	45,766
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75% 9/15/30	30,000	24,587
Masco Corp.:
2% 2/15/31	29,000	23,568
3.125% 2/15/51	14,000	8,990
Owens Corning:
3.95% 8/15/29	90,000	84,665
5.95% 6/15/54	30,000	30,258
		352,383
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	156,475
Veralto Corp.:
5.35% 9/18/28 (c)	30,000	30,041
5.5% 9/18/26 (c)	40,000	39,902
Waste Management, Inc.:
2% 6/1/29	55,000	47,802
2.5% 11/15/50	70,000	41,761
4.875% 2/15/29	70,000	69,710
		385,691
Electrical Equipment - 0.1%
Emerson Electric Co. 2.8% 12/21/51	70,000	44,001
Hubbell, Inc. 3.35% 3/1/26	60,000	57,942
Regal Rexnord Corp. 6.4% 4/15/33	70,000	72,053
		173,996
Ground Transportation - 0.5%
Burlington Northern Santa Fe LLC:
3.9% 8/1/46	310,000	245,169
4.95% 9/15/41	50,000	46,858
6.15% 5/1/37	50,000	53,747
Canadian National Railway Co.:
2.45% 5/1/50	40,000	23,882
2.75% 3/1/26	141,000	135,515
6.125% 11/1/53	40,000	44,211
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	119,362
2.45% 12/2/31	130,000	117,431
3.5% 5/1/50	50,000	35,952
4.8% 8/1/45	60,000	53,915
CSX Corp.:
2.5% 5/15/51	115,000	67,696
3.35% 9/15/49	70,000	49,108
4.5% 3/15/49	90,000	77,074
5.2% 11/15/33	50,000	49,891
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	95,517
3.05% 5/15/50	50,000	32,490
3.155% 5/15/55	195,000	123,431
4.1% 5/15/21	30,000	21,140
Union Pacific Corp.:
2.891% 4/6/36	70,000	55,965
3.2% 5/20/41	45,000	34,135
3.5% 2/14/53	10,000	7,177
3.6% 9/15/37	145,000	121,537
3.839% 3/20/60	132,000	96,601
3.875% 2/1/55	20,000	15,176
4.95% 5/15/53	70,000	65,022
5.15% 1/20/63	10,000	9,226
		1,797,228
Industrial Conglomerates - 0.0%
3M Co.:
2.375% 8/26/29	86,000	74,802
2.65% 4/15/25	8,000	7,799
3.05% 4/15/30	7,000	6,200
3.125% 9/19/46	50,000	33,696
3.7% 4/15/50	8,000	5,830
4% 9/14/48	50,000	39,783
		168,110
Machinery - 0.2%
Caterpillar Financial Services Corp.:
1.1% 9/14/27	40,000	35,473
2.4% 8/9/26	140,000	132,115
Caterpillar, Inc.:
3.25% 9/19/49	50,000	35,488
5.2% 5/27/41	105,000	102,541
Cummins, Inc. 2.6% 9/1/50	50,000	30,159
Deere & Co.:
2.875% 9/7/49	130,000	87,190
3.9% 6/9/42	10,000	8,369
Eaton Corp.:
4% 11/2/32	50,000	46,406
4.15% 3/15/33	70,000	65,288
Illinois Tool Works, Inc. 2.65% 11/15/26	50,000	47,319
Ingersoll Rand, Inc. 5.7% 8/14/33	30,000	30,579
Otis Worldwide Corp.:
2.056% 4/5/25	90,000	87,409
3.112% 2/15/40	50,000	37,184
Parker Hannifin Corp.:
4% 6/14/49	10,000	7,841
4.2% 11/21/34	75,000	68,633
4.25% 9/15/27	30,000	29,163
Stanley Black & Decker, Inc.:
2.75% 11/15/50	60,000	34,239
3% 5/15/32	50,000	42,152
Westinghouse Air Brake Tech Co. 3.45% 11/15/26	30,000	28,605
		956,153
Passenger Airlines - 0.0%
Southwest Airlines Co. 2.625% 2/10/30	60,000	51,468
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	90,000	86,502
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	55,397
2.875% 1/15/26	50,000	47,792
3% 2/1/30	55,000	48,500
3.125% 12/1/30	20,000	17,402
4.625% 10/1/28	52,000	50,298
GATX Corp. 6.9% 5/1/34	60,000	64,980
		284,369
TOTAL INDUSTRIALS		4,957,263
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
5.05% 2/26/34	70,000	69,559
5.5% 1/15/40	135,000	137,336
5.9% 2/15/39	90,000	95,497
		302,392
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp.:
4.35% 6/1/29	50,000	48,321
5.25% 4/5/34	80,000	79,741
Corning, Inc. 5.35% 11/15/48	20,000	18,685
Dell International LLC/EMC Corp.:
4.9% 10/1/26	30,000	29,660
5.3% 10/1/29	80,000	80,138
8.1% 7/15/36	40,000	47,800
8.35% 7/15/46	134,000	169,857
Vontier Corp. 1.8% 4/1/26	50,000	46,415
		520,617
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	60,000	55,784
3.569% 12/1/31	30,000	25,908
IBM Corp.:
2.85% 5/15/40	135,000	96,317
2.95% 5/15/50	100,000	63,397
3.45% 2/19/26	166,000	161,163
4.15% 5/15/39	100,000	85,506
4.5% 2/6/26	210,000	207,918
5.6% 11/30/39	110,000	111,579
		807,572
Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc. 4.393% 6/1/52	20,000	16,977
Analog Devices, Inc.:
2.8% 10/1/41	50,000	35,271
2.95% 10/1/51	50,000	32,639
Applied Materials, Inc. 4.35% 4/1/47	76,000	66,602
Broadcom, Inc.:
3.419% 4/15/33 (c)	185,000	158,096
3.469% 4/15/34 (c)	400,000	337,108
4.11% 9/15/28	170,000	162,982
4.15% 4/15/32 (c)	70,000	63,957
Intel Corp.:
2.45% 11/15/29	50,000	43,648
3.7% 7/29/25	140,000	137,360
4% 8/5/29	210,000	199,945
4.6% 3/25/40	100,000	90,235
4.75% 3/25/50	150,000	128,745
4.875% 2/10/28	50,000	49,635
4.9% 8/5/52	50,000	43,953
5.05% 8/5/62	20,000	17,612
5.2% 2/10/33	70,000	69,429
5.7% 2/10/53	70,000	68,482
5.9% 2/10/63	70,000	69,601
KLA Corp. 4.65% 7/15/32	210,000	203,487
Lam Research Corp. 2.875% 6/15/50	50,000	32,683
Marvell Technology, Inc. 4.875% 6/22/28	100,000	98,025
Micron Technology, Inc.:
3.366% 11/1/41	55,000	40,266
4.663% 2/15/30	90,000	86,883
5.375% 4/15/28	60,000	60,221
NVIDIA Corp.:
2% 6/15/31	215,000	179,439
3.5% 4/1/50	10,000	7,655
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	100,000	82,498
4.3% 6/18/29	125,000	119,203
Qualcomm, Inc.:
3.25% 5/20/27	120,000	114,897
4.3% 5/20/47	55,000	47,072
4.65% 5/20/35	145,000	140,530
6% 5/20/53	20,000	21,527
Teledyne FLIR LLC 2.5% 8/1/30	55,000	46,360
Texas Instruments, Inc. 5.05% 5/18/63	100,000	93,211
		3,166,234
Software - 0.8%
Adobe, Inc. 4.95% 4/4/34	40,000	39,545
Microsoft Corp.:
2.4% 8/8/26	540,000	511,715
2.5% 9/15/50 (c)	50,000	30,899
2.525% 6/1/50	180,000	113,020
2.921% 3/17/52	276,000	186,108
3.041% 3/17/62	30,000	19,572
3.3% 2/6/27	350,000	336,865
Oracle Corp.:
2.3% 3/25/28	60,000	53,983
2.5% 4/1/25	60,000	58,452
2.65% 7/15/26	242,000	228,527
2.95% 4/1/30	210,000	185,465
3.6% 4/1/40	50,000	38,515
3.6% 4/1/50	310,000	215,648
3.85% 4/1/60	260,000	178,403
4.125% 5/15/45	50,000	39,345
4.375% 5/15/55	50,000	38,919
5.55% 2/6/53	90,000	84,979
5.8% 11/10/25	160,000	160,828
6.25% 11/9/32	70,000	73,844
Roper Technologies, Inc.:
1% 9/15/25	30,000	28,330
1.4% 9/15/27	30,000	26,552
1.75% 2/15/31	30,000	24,010
2% 6/30/30	110,000	91,457
Salesforce, Inc.:
1.95% 7/15/31	195,000	159,578
2.7% 7/15/41	50,000	34,905
VMware, Inc.:
1.4% 8/15/26	97,000	88,834
4.7% 5/15/30	70,000	67,279
		3,115,577
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
0.55% 8/20/25	200,000	189,444
0.7% 2/8/26	160,000	148,899
1.25% 8/20/30	270,000	219,431
1.7% 8/5/31	52,000	42,234
2.2% 9/11/29	360,000	317,454
2.375% 2/8/41	160,000	110,124
2.8% 2/8/61	155,000	94,362
2.85% 8/5/61	51,000	31,329
2.95% 9/11/49	90,000	60,946
3% 11/13/27	195,000	184,491
3.85% 5/4/43	177,000	148,174
4% 5/10/28	100,000	97,637
4.3% 5/10/33	50,000	49,024
HP, Inc. 6% 9/15/41	170,000	174,055
		1,867,604
TOTAL INFORMATION TECHNOLOGY		9,779,996
MATERIALS - 0.6%
Chemicals - 0.4%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	47,565
2.05% 5/15/30	20,000	17,008
2.8% 5/15/50	20,000	12,790
Albemarle Corp.:
4.65% 6/1/27	50,000	48,944
5.05% 6/1/32	30,000	28,849
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	47,826
DuPont de Nemours, Inc.:
4.725% 11/15/28	20,000	19,895
5.319% 11/15/38	10,000	10,066
5.419% 11/15/48	72,000	72,536
Ecolab, Inc.:
1.3% 1/30/31	125,000	99,077
2.125% 2/1/32	50,000	40,925
2.7% 12/15/51	10,000	6,202
Huntsman International LLC 4.5% 5/1/29	30,000	28,315
International Flavors & Fragrances, Inc. 4.45% 9/26/28	90,000	86,401
LYB International Finance BV:
4.875% 3/15/44	20,000	17,412
5.25% 7/15/43	50,000	45,758
LYB International Finance II BV 3.5% 3/2/27	90,000	85,992
LYB International Finance III LLC:
3.375% 10/1/40	50,000	36,812
3.625% 4/1/51	50,000	34,637
Nutrien Ltd.:
3.95% 5/13/50	100,000	75,188
4.2% 4/1/29	6,000	5,747
5% 4/1/49	11,000	9,736
RPM International, Inc.:
2.95% 1/15/32	20,000	16,647
3.75% 3/15/27	50,000	47,746
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	285,783
4.5% 6/1/47	54,000	45,749
The Dow Chemical Co.:
2.1% 11/15/30	100,000	83,881
3.6% 11/15/50	20,000	14,110
4.25% 10/1/34	55,000	50,334
4.375% 11/15/42	20,000	16,727
4.8% 5/15/49	40,000	34,244
5.55% 11/30/48	50,000	47,908
6.9% 5/15/53	10,000	11,223
The Mosaic Co.:
4.05% 11/15/27	70,000	67,207
5.625% 11/15/43	10,000	9,498
Westlake Corp. 3.125% 8/15/51	60,000	37,866
		1,646,604
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	45,437
2.5% 3/15/30	60,000	51,797
		97,234
Containers & Packaging - 0.1%
Avery Dennison Corp. 4.875% 12/6/28	50,000	49,254
International Paper Co.:
4.35% 8/15/48	30,000	24,221
7.3% 11/15/39	50,000	55,788
WRKCo, Inc.:
4% 3/15/28	100,000	95,549
4.9% 3/15/29	10,000	9,878
		234,690
Metals & Mining - 0.1%
ArcelorMittal SA 4.25% 7/16/29	70,000	66,744
Freeport-McMoRan, Inc. 5.45% 3/15/43	85,000	79,995
Newmont Corp.:
2.8% 10/1/29	70,000	62,105
5.45% 6/9/44	50,000	48,475
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	48,673
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	42,075
		348,067
Paper & Forest Products - 0.0%
Suzano Austria GmbH 3.125% 1/15/32	50,000	40,350
TOTAL MATERIALS		2,366,945
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.:
2.95% 3/15/34	75,000	60,411
3% 5/18/51	100,000	60,475
5.625% 5/15/54	20,000	18,866
American Homes 4 Rent LP:
4.9% 2/15/29	75,000	72,953
5.5% 2/1/34	20,000	19,581
American Tower Corp.:
1.3% 9/15/25	40,000	37,882
2.1% 6/15/30	60,000	49,861
3.1% 6/15/50	60,000	38,506
3.55% 7/15/27	100,000	94,733
3.6% 1/15/28	110,000	103,368
3.7% 10/15/49	10,000	7,227
5.9% 11/15/33	70,000	71,530
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	85,325
Boston Properties, Inc.:
2.75% 10/1/26	40,000	37,287
2.9% 3/15/30	40,000	33,843
3.25% 1/30/31	107,000	90,195
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	44,328
4.05% 7/1/30	12,000	11,047
4.125% 5/15/29	9,000	8,440
Corporate Office Properties LP 2.75% 4/15/31	40,000	32,914
Crown Castle, Inc.:
1.35% 7/15/25	23,000	21,920
2.25% 1/15/31	145,000	118,728
3.25% 1/15/51	47,000	31,039
4.15% 7/1/50	50,000	38,887
CubeSmart LP 3% 2/15/30	50,000	43,819
EPR Properties 4.5% 6/1/27	50,000	47,613
Equinix Europe 2 Financing Corp. LLC 5.5% 6/15/34	110,000	108,718
ERP Operating LP 4.5% 7/1/44	50,000	42,083
Federal Realty OP LP 3.5% 6/1/30	50,000	44,999
Healthpeak OP, LLC 2.875% 1/15/31	210,000	180,070
Invitation Homes Operating Partnership LP 4.15% 4/15/32	50,000	45,502
Kilroy Realty LP:
3.05% 2/15/30	50,000	42,100
6.25% 1/15/36	10,000	9,597
Kimco Realty OP, LLC:
1.9% 3/1/28	110,000	97,620
2.8% 10/1/26	150,000	141,658
4.6% 2/1/33	10,000	9,336
NNN (REIT), Inc. 3% 4/15/52	50,000	30,960
Omega Healthcare Investors, Inc. 3.375% 2/1/31	40,000	34,035
Piedmont Operating Partnership LP 9.25% 7/20/28	20,000	21,351
Prologis LP:
1.625% 3/15/31	100,000	79,434
1.75% 2/1/31	100,000	80,844
4.625% 1/15/33	50,000	47,682
5.25% 6/15/53	40,000	37,757
Public Storage 5.1% 8/1/33	80,000	78,918
Realty Income Corp.:
2.85% 12/15/32	105,000	86,270
4% 7/15/29	60,000	56,476
4.125% 10/15/26	75,000	73,064
4.9% 7/15/33	50,000	47,677
Regency Centers LP:
3.7% 6/15/30	50,000	45,684
5.25% 1/15/34	20,000	19,459
Simon Property Group LP:
2.2% 2/1/31	100,000	82,265
2.65% 7/15/30	50,000	43,290
3.375% 12/1/27	125,000	118,094
4.75% 3/15/42	55,000	48,511
6.65% 1/15/54	30,000	33,145
Store Capital LLC 4.5% 3/15/28	50,000	47,315
Sun Communities Operating LP 2.7% 7/15/31	40,000	32,861
UDR, Inc.:
2.1% 6/15/33	35,000	26,309
3.2% 1/15/30	40,000	35,815
Ventas Realty LP 4.875% 4/15/49	80,000	68,032
VICI Properties LP 5.625% 5/15/52	55,000	49,193
Welltower OP LLC:
2.7% 2/15/27	120,000	112,619
4.95% 9/1/48	36,000	32,362
Weyerhaeuser Co. 4% 11/15/29	75,000	70,174
WP Carey, Inc. 2.45% 2/1/32	30,000	24,089
		3,566,146
Real Estate Management & Development - 0.1%
CBRE Group, Inc.:
4.875% 3/1/26	50,000	49,385
5.95% 8/15/34	30,000	30,249
Digital Realty Trust LP:
3.7% 8/15/27	26,000	24,751
5.55% 1/15/28	35,000	35,214
Essex Portfolio LP:
2.55% 6/15/31	20,000	16,489
2.65% 3/15/32	70,000	57,173
Extra Space Storage LP:
3.9% 4/1/29	120,000	112,503
5.4% 2/1/34	10,000	9,725
Mid-America Apartments LP 4.2% 6/15/28	75,000	72,448
		407,937
TOTAL REAL ESTATE		3,974,083
UTILITIES - 1.0%
Electric Utilities - 0.5%
AEP Texas, Inc. 3.8% 10/1/47	65,000	46,578
Avangrid, Inc. 3.2% 4/15/25	70,000	68,482
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	36,514
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	90,000	62,625
4.95% 4/1/33	30,000	29,170
5.2% 10/1/28	90,000	90,357
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	98,796
4% 3/1/48	86,000	66,917
Connecticut Light & Power Co.:
4% 4/1/48	20,000	15,861
5.25% 1/15/53	20,000	19,084
Entergy, Inc. 5.8% 9/1/53	30,000	29,832
Eversource Energy:
2.55% 3/15/31	125,000	103,268
5.45% 3/1/28	200,000	200,077
Exelon Corp.:
2.75% 3/15/27	160,000	149,536
3.4% 4/15/26	190,000	183,751
4.1% 3/15/52	65,000	49,983
4.45% 4/15/46	20,000	16,694
5.3% 3/15/33	20,000	19,817
ITC Holdings Corp. 3.25% 6/30/26	50,000	47,815
Nevada Power Co. 3.125% 8/1/50	50,000	31,918
NSTAR Electric Co. 4.95% 9/15/52	40,000	35,924
Ohio Power Co. 5% 6/1/33	50,000	48,241
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	77,990
3.8% 9/30/47	30,000	22,819
4.6% 6/1/52	50,000	42,732
4.95% 9/15/52	10,000	9,083
5.3% 6/1/42	85,000	82,385
PECO Energy Co.:
3.9% 3/1/48	50,000	39,260
4.6% 5/15/52	30,000	26,017
PG&E Wildfire Recovery 5.212% 12/1/49	110,000	104,837
Potomac Electric Power Co. 6.5% 11/15/37	30,000	33,058
PPL Electric Utilities Corp.:
3% 10/1/49	30,000	19,874
5% 5/15/33	50,000	49,039
5.25% 5/15/53	20,000	19,073
Public Service Electric & Gas Co.:
3.2% 5/15/29	60,000	55,092
3.6% 12/1/47	87,000	64,846
3.65% 9/1/42	100,000	78,030
		2,175,375
Gas Utilities - 0.2%
Atmos Energy Corp.:
3% 6/15/27	100,000	94,135
4.125% 10/15/44	75,000	62,331
4.125% 3/15/49	30,000	23,835
5.9% 11/15/33	20,000	20,877
ONE Gas, Inc. 5.1% 4/1/29	90,000	89,867
Piedmont Natural Gas Co., Inc.:
2.5% 3/15/31	80,000	66,814
3.5% 6/1/29	10,000	9,204
Southern California Gas Co.:
2.55% 2/1/30	90,000	78,087
3.75% 9/15/42	20,000	15,526
5.2% 6/1/33	50,000	49,531
Southwest Gas Corp.:
4.15% 6/1/49	20,000	15,156
5.45% 3/23/28	36,000	36,118
		561,481
Multi-Utilities - 0.2%
CMS Energy Corp. 3.45% 8/15/27	60,000	57,021
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	34,008
3.95% 4/1/50	130,000	101,486
4.45% 3/15/44	45,000	38,424
5.3% 3/1/35	50,000	49,431
5.5% 12/1/39	50,000	49,151
6.2% 6/15/36	100,000	105,520
Consumers Energy Co.:
4.35% 4/15/49	100,000	84,847
4.9% 2/15/29	80,000	79,411
National Grid PLC:
5.418% 1/11/34	20,000	19,519
5.602% 6/12/28	50,000	50,295
San Diego Gas & Electric Co.:
2.95% 8/15/51	60,000	38,750
3.75% 6/1/47	85,000	63,891
Sempra:
3.4% 2/1/28	26,000	24,413
3.8% 2/1/38	30,000	24,519
4% 2/1/48	86,000	65,381
		886,067
Water Utilities - 0.1%
American Water Capital Corp.:
2.95% 9/1/27	90,000	84,194
3.75% 9/1/47	80,000	60,615
6.593% 10/15/37	64,000	70,505
		215,314
TOTAL UTILITIES		3,838,237
TOTAL NONCONVERTIBLE BONDS (Cost $119,642,054)		108,943,499

U.S. Government and Government Agency Obligations - 43.0%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.1%
Fannie Mae:
0.375% 8/25/25	95,000	89,706
0.5% 6/17/25	240,000	228,861
0.625% 4/22/25	1,682,000	1,615,504
0.75% 10/8/27	125,000	109,905
0.875% 8/5/30	83,000	66,451
1.625% 10/15/24	70,000	69,045
1.75% 7/2/24	220,000	219,366
6.625% 11/15/30	229,000	254,179
Federal Home Loan Bank:
0.375% 9/4/25	70,000	66,168
0.5% 4/14/25	105,000	100,849
1.25% 10/26/26	930,000	853,622
1.5% 8/15/24	50,000	49,606
3.25% 6/9/28	55,000	52,398
3.25% 11/16/28	10,000	9,493
Freddie Mac:
0.375% 7/21/25	160,000	151,733
0.375% 9/23/25	93,000	87,500
1.5% 2/12/25	120,000	116,932
6.25% 7/15/32	130,000	144,531
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		4,285,849
U.S. Treasury Obligations - 41.9%
U.S. Treasury Bonds:
1.125% 8/15/40	775,000	464,818
1.25% 5/15/50	1,092,000	531,668
1.375% 11/15/40	599,000	372,784
1.375% 8/15/50	949,000	477,243
1.625% 11/15/50	1,136,000	611,221
1.75% 8/15/41	1,572,000	1,025,300
1.875% 2/15/41	1,509,000	1,019,106
1.875% 2/15/51	96,000	55,114
1.875% 11/15/51	1,189,000	677,962
2% 11/15/41	1,046,000	708,992
2% 2/15/50	45,000	26,910
2% 8/15/51	579,000	341,836
2.25% 5/15/41	2,291,000	1,637,707
2.25% 8/15/46	6,000	3,952
2.25% 8/15/49	34,000	21,660
2.25% 2/15/52	100,000	62,621
2.375% 2/15/42	1,650,000	1,186,195
2.375% 11/15/49	1,000	654
2.375% 5/15/51	842,000	545,820
2.5% 2/15/45	185,000	130,353
2.5% 2/15/46	89,000	61,984
2.5% 5/15/46	83,000	57,636
2.75% 8/15/42	41,000	31,139
2.75% 11/15/42	4,000	3,028
2.75% 11/15/47	23,000	16,518
2.875% 8/15/45	95,000	71,309
2.875% 5/15/49	12,000	8,744
2.875% 5/15/52	2,450,000	1,767,924
3% 5/15/42	13,000	10,301
3% 11/15/44	7,000	5,403
3% 5/15/45	121,000	92,990
3% 11/15/45	8,000	6,127
3% 5/15/47	17,000	12,852
3% 2/15/48	4,000	3,006
3% 8/15/48	28,000	20,986
3% 2/15/49	20,000	14,953
3% 8/15/52	2,260,000	1,673,989
3.125% 11/15/41	75,000	61,028
3.125% 2/15/43	125,000	100,117
3.125% 8/15/44	238,000	188,094
3.125% 5/15/48	57,000	43,781
3.25% 5/15/42	665,000	546,988
3.375% 8/15/42	390,000	325,818
3.375% 5/15/44	198,000	163,072
3.375% 11/15/48	32,000	25,665
3.625% 8/15/43	47,000	40,394
3.625% 2/15/53	1,120,000	938,044
3.625% 5/15/53	100,000	83,766
3.75% 8/15/41	48,000	42,825
3.75% 11/15/43	39,000	34,091
3.875% 8/15/40	20,000	18,290
3.875% 2/15/43	2,320,000	2,073,863
3.875% 5/15/43	650,000	579,719
4% 11/15/42	1,920,000	1,750,125
4% 11/15/52	1,005,000	902,459
4.125% 8/15/53	1,500,000	1,375,781
4.25% 2/15/54	5,043,000	4,730,176
4.375% 11/15/39	24,000	23,446
4.375% 5/15/40	45,000	43,836
4.375% 8/15/43	2,570,000	2,454,250
4.5% 2/15/36	1,000	1,008
4.5% 5/15/38	45,000	44,974
4.5% 2/15/44	3,050,000	2,959,930
4.5% 5/15/44	460,000	454,969
4.625% 5/15/54	510,000	509,363
4.75% 11/15/43	2,520,000	2,526,300
5% 5/15/37	10,000	10,528
U.S. Treasury Notes:
0.25% 6/30/25	277,000	262,985
0.25% 8/31/25	753,000	709,408
0.25% 9/30/25	1,104,000	1,036,423
0.375% 4/30/25	1,070,000	1,024,546
0.375% 11/30/25	1,261,000	1,177,557
0.375% 12/31/25	497,000	462,462
0.375% 1/31/26	781,000	724,225
0.375% 7/31/27	1,248,000	1,092,975
0.5% 5/31/27	1,548,000	1,369,617
0.5% 6/30/27	1,571,000	1,386,285
0.5% 8/31/27	309,000	270,822
0.5% 10/31/27	64,000	55,763
0.625% 3/31/27	808,000	722,055
0.625% 11/30/27	509,000	444,122
0.625% 12/31/27	338,000	294,034
0.625% 5/15/30	75,000	59,971
0.625% 8/15/30	204,000	161,638
0.75% 4/30/26	1,041,000	963,291
0.75% 8/31/26	595,000	544,193
0.75% 1/31/28	263,000	229,200
0.875% 6/30/26	430,000	396,759
0.875% 9/30/26	1,510,000	1,381,768
1% 7/31/28	2,000	1,733
1.125% 10/31/26	975,000	894,753
1.125% 2/28/27	1,000	909
1.125% 2/29/28	1,000	882
1.125% 8/31/28	10,000	8,689
1.125% 2/15/31	2,000	1,617
1.25% 11/30/26	194,000	178,177
1.25% 12/31/26	225,000	206,235
1.25% 3/31/28	13,000	11,489
1.25% 4/30/28	659,000	581,181
1.25% 6/30/28	262,000	229,966
1.25% 9/30/28	5,000	4,358
1.25% 8/15/31	259,000	207,807
1.375% 8/31/26	695,000	644,640
1.375% 10/31/28	410,000	358,542
1.375% 12/31/28	995,000	866,388
1.5% 8/15/26	574,000	534,605
1.5% 1/31/27	173,000	159,194
1.5% 11/30/28	2,379,000	2,087,944
1.625% 9/30/26	93,000	86,621
1.625% 10/31/26	215,000	199,757
1.625% 11/30/26	136,000	126,113
1.625% 8/15/29	176,000	152,845
1.75% 1/31/29	465,000	411,216
1.875% 6/30/26	88,000	82,892
1.875% 7/31/26	238,000	223,748
1.875% 2/28/27	160,000	148,444
1.875% 2/28/29	25,000	22,203
2% 11/15/26	110,000	103,048
2.25% 2/15/27	134,000	125,735
2.25% 8/15/27	35,000	32,527
2.25% 11/15/27	100,000	92,512
2.375% 5/15/27	22,000	20,621
2.375% 5/15/29	16,000	14,496
2.625% 12/31/25	5,000	4,821
2.625% 5/31/27	670,000	632,025
2.625% 2/15/29	57,000	52,447
2.625% 7/31/29	735,000	671,750
2.75% 7/31/27	1,095,000	1,034,262
2.75% 2/15/28	492,000	461,173
2.75% 8/15/32	436,000	384,038
2.875% 5/31/25	10,000	9,776
2.875% 6/15/25	100,000	97,692
2.875% 11/30/25	31,000	30,043
2.875% 5/15/28	323,000	303,393
2.875% 8/15/28	61,000	57,111
2.875% 5/15/32	265,000	236,368
3% 7/15/25	1,060,000	1,035,570
3% 10/31/25	74,000	71,953
3.125% 8/15/25	225,000	219,823
3.125% 8/31/27	2,265,000	2,162,190
3.125% 11/15/28	155,000	146,221
3.125% 8/31/29	925,000	865,598
3.25% 6/30/27	670,000	643,357
3.25% 6/30/29	640,000	603,450
3.375% 5/15/33	440,000	403,838
3.5% 9/15/25	1,630,000	1,597,846
3.5% 4/30/28	1,040,000	1,000,258
3.5% 1/31/30	900,000	854,543
3.5% 4/30/30	780,000	739,324
3.5% 2/15/33	1,970,000	1,829,099
3.625% 5/15/26	1,480,000	1,445,480
3.625% 3/31/28	1,030,000	995,519
3.625% 5/31/28	550,000	531,223
3.625% 3/31/30	180,000	171,865
3.75% 4/15/26	1,720,000	1,684,525
3.75% 12/31/28	840,000	813,028
3.75% 5/31/30	1,520,000	1,459,616
3.75% 6/30/30	140,000	134,351
3.75% 12/31/30	1,270,000	1,215,727
3.875% 1/15/26	3,440,000	3,380,472
3.875% 11/30/27	5,000	4,881
3.875% 12/31/27	450,000	439,237
3.875% 11/30/29	1,850,000	1,792,693
3.875% 12/31/29	840,000	813,488
3.875% 8/15/33	1,050,000	1,000,617
4% 12/15/25	1,305,000	1,285,425
4% 1/15/27	1,770,000	1,738,403
4% 2/29/28	720,000	705,403
4% 1/31/29	1,960,000	1,917,048
4% 10/31/29	2,710,000	2,642,885
4% 2/28/30	610,000	594,178
4% 7/31/30	680,000	661,406
4% 1/31/31	1,680,000	1,631,438
4% 2/15/34	2,320,000	2,230,463
4.125% 6/15/26	1,290,000	1,271,708
4.125% 2/15/27	2,210,000	2,177,368
4.125% 9/30/27	1,175,000	1,156,778
4.125% 10/31/27	1,765,000	1,736,939
4.125% 7/31/28	1,180,000	1,160,687
4.125% 3/31/29	1,510,000	1,484,401
4.125% 8/31/30	1,790,000	1,752,102
4.125% 3/31/31	1,500,000	1,467,188
4.125% 11/15/32	2,105,000	2,049,908
4.25% 10/15/25	2,235,000	2,210,904
4.25% 1/31/26	140,000	138,392
4.25% 3/15/27	3,720,000	3,676,988
4.25% 2/28/29	1,350,000	1,334,971
4.25% 2/28/31	2,930,000	2,887,767
4.375% 8/15/26	1,140,000	1,129,268
4.375% 12/15/26	2,210,000	2,190,404
4.375% 11/30/28	1,400,000	1,391,086
4.375% 11/30/30	1,970,000	1,954,994
4.375% 5/15/34	840,000	832,519
4.5% 11/15/25	60,000	59,541
4.5% 3/31/26	1,310,000	1,300,533
4.5% 7/15/26	1,430,000	1,420,169
4.5% 4/15/27	1,170,000	1,164,333
4.5% 5/15/27	1,530,000	1,522,828
4.5% 5/31/29	940,000	940,147
4.5% 11/15/33	2,640,000	2,640,413
4.625% 2/28/26	1,270,000	1,263,104
4.625% 3/15/26	2,660,000	2,645,973
4.625% 9/15/26	2,680,000	2,669,531
4.625% 10/15/26	590,000	587,880
4.625% 11/15/26	4,620,000	4,605,202
4.625% 9/30/28	1,390,000	1,393,746
4.625% 4/30/29	590,000	592,858
4.625% 9/30/30	970,000	975,721
4.625% 4/30/31	750,000	755,508
4.625% 5/31/31	1,230,000	1,238,889
4.875% 10/31/28	2,540,000	2,572,742
4.875% 10/31/30	800,000	815,875
5% 9/30/25	1,700,000	1,698,074
5% 10/31/25	480,000	479,606
TOTAL U.S. TREASURY OBLIGATIONS		169,189,876
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $184,838,343)		173,475,725

U.S. Government Agency - Mortgage Securities - 26.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 10.5%
1.5% 2/1/36 to 3/1/52	2,690,157	2,188,985
2% 7/1/35 to 4/1/52	16,096,823	12,791,724
2.5% 1/1/27 to 6/1/52	9,872,376	8,194,583
3% 8/1/32 to 3/1/53	7,485,518	6,499,135
3.5% 5/1/29 to 9/1/52	4,231,471	3,802,296
4% 6/1/34 to 3/1/54	2,889,898	2,667,367
4.5% 12/1/28 to 4/1/54	1,630,110	1,540,455
5% 5/1/29 to 2/1/54	1,659,534	1,611,964
5.5% 1/1/49 to 12/1/53	1,464,548	1,442,470
6% 10/1/53 to 4/1/54	675,352	678,363
6.5% 5/1/53 to 6/1/54	821,411	835,842
TOTAL FANNIE MAE		42,253,184
Freddie Mac - 8.3%
1.5% 7/1/36 to 3/1/52	2,883,665	2,225,484
2% 2/1/36 to 4/1/52	11,008,772	8,793,400
2.5% 3/1/33 to 5/1/52	8,581,114	6,993,208
3% 11/1/26 to 4/1/52	2,584,482	2,227,322
3.5% 9/1/33 to 9/1/52	2,033,156	1,809,379
4% 2/1/34 to 10/1/52	2,890,322	2,658,923
4.5% 11/1/40 to 2/1/54	2,133,042	2,016,896
5% 4/1/39 to 12/1/53	1,834,748	1,771,670
5.5% 6/1/49 to 4/1/54	2,043,378	2,011,376
6% 12/1/52 to 4/1/54	1,946,040	1,958,262
6.5% 8/1/53 to 12/1/53	1,140,675	1,161,128
TOTAL FREDDIE MAC		33,627,048
Ginnie Mae - 6.4%
1.5% 5/20/51	39,434	30,317
2% 12/20/50 to 5/20/52	5,141,418	4,119,757
2% 6/1/54 (d)	50,000	40,034
2.5% 12/20/49 to 7/20/52	5,324,623	4,441,363
3% 7/20/42 to 11/20/53	3,913,564	3,396,714
3.5% 2/20/46 to 5/20/54	2,906,296	2,604,927
4% 3/20/47 to 6/20/53	1,850,848	1,706,956
4.5% 8/20/48 to 5/20/54	1,687,019	1,598,513
4.5% 6/1/54 (d)	175,000	165,328
5% 12/20/47 to 5/20/54	1,635,976	1,589,414
5% 6/1/54 (d)	100,000	96,996
5.5% 12/20/48 to 10/20/53	1,232,675	1,223,140
5.5% 6/1/54 (d)	50,000	49,586
5.5% 6/1/54 (d)	150,000	148,759
5.5% 6/1/54 (d)	250,000	247,932
5.5% 7/1/54 (d)	450,000	445,803
6% 12/20/52 to 4/20/53	414,953	417,943
6% 6/1/54 (d)	100,000	100,658
6% 6/1/54 (d)	100,000	100,658
6% 6/1/54 (d)	100,000	100,658
6% 6/1/54 (d)	400,000	402,631
6% 6/1/54 (d)	225,000	226,480
6% 6/1/54 (d)	175,000	176,151
6% 6/1/54 (d)	125,000	125,822
6% 6/1/54 (d)	175,000	176,151
6% 7/1/54 (d)	100,000	100,478
6% 7/1/54 (d)	225,000	226,076
6% 7/1/54 (d)	175,000	175,837
6% 7/1/54 (d)	300,000	301,434
6% 7/1/54 (d)	25,000	25,120
6.5% 12/20/52 to 7/20/53	236,053	239,536
6.5% 6/1/54 (d)	600,000	608,830
6.5% 7/1/54 (d)	600,000	607,915
TOTAL GINNIE MAE		26,017,917
Uniform Mortgage Backed Securities - 1.2%
2% 6/1/54 (d)	200,000	154,172
2% 6/1/54 (d)	150,000	115,629
2% 6/1/54 (d)	300,000	231,258
2% 6/1/54 (d)	250,000	192,715
2% 6/1/54 (d)	375,000	289,072
2.5% 6/1/54 (d)	150,000	121,037
2.5% 6/1/54 (d)	50,000	40,346
2.5% 6/1/54 (d)	25,000	20,173
3% 6/1/54 (d)	300,000	252,164
3% 6/1/54 (d)	250,000	210,137
3% 7/1/54 (d)	250,000	210,264
3.5% 7/1/54 (d)	925,000	809,917
4.5% 6/1/54 (d)	200,000	187,227
5% 6/1/54 (d)	100,000	96,203
5% 6/1/54 (d)	100,000	96,203
5% 6/1/54 (d)	250,000	240,508
5.5% 6/1/54 (d)	250,000	245,908
5.5% 6/1/54 (d)	200,000	196,727
6% 6/1/54 (d)	50,000	50,064
6% 6/1/54 (d)	500,000	500,644
7% 6/1/54 (d)	600,000	616,452
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		4,876,820
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $119,426,758)		106,774,969

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
American Express Credit Accoun Series 2023-4 Class A, 5.15% 9/15/30	100,000	100,414
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	29,877
Series 2021-A2 Class A2, 1.39% 7/15/30	60,000	51,750
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	30,000	29,751
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	12,001	11,903
Series 2022-3 Class A2A, 3.97% 4/15/27	126,650	125,032
Series 2023 2 Class A3, 5.05% 1/18/28	100,000	99,283
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/30	100,000	100,349
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	95,693
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	74,000	73,198
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	14,302
GM Financial Consumer Automobile Receivables Series 2023 2 Class A3, 4.47% 2/16/28	100,000	98,742
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	4,466	4,452
Hyundai Auto Receivables Trust:
Series 2022-B Class A3, 3.72% 11/16/26	81,797	80,781
Series 2022-C Class A3, 5.39% 6/15/27	70,000	69,899
Series 2023 A Class A3, 4.58% 4/15/27	100,000	98,996
TOTAL ASSET-BACKED SECURITIES (Cost $1,119,427)		1,084,422

Commercial Mortgage Securities - 1.2%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	53,781	52,301
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	97,240
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	84,496
Series 2022-BNK41 Class A4, 3.9165% 4/15/65 (b)	270,000	241,738
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	100,000	83,336
BBCMS Mortgage Trust sequential payer:
Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	81,566
Series 2021-C9 Class A5, 2.299% 2/15/54	200,000	164,997
Bbcms Mtg Trust 2024-C26 sequential payer Series 2024-C26 Class A5, 5.803% 5/15/57 (b)	303,000	313,223
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	111,880
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	40,925
Series 2019-B12 Class A5, 3.1156% 8/15/52	19,000	17,038
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	55,407
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	87,097
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	236,488
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	61,814
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	66,191
Class A5, 3.0161% 9/15/52	75,000	65,604
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	76,092
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	174,483
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	211,961
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	162,890
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	163,342
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	32,644
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	41,357
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	41,795
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	81,285
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	82,623
Series 2022-K140 Class A2, 2.25% 1/25/32	600,000	498,103
Series 2022-K145 Class A2, 2.58% 5/25/32	600,000	507,338
Series 2023-156 Class A2, 4.43% 2/25/33	150,000	144,415
Series K080 Class A2, 3.926% 7/25/28	60,000	57,626
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	66,317
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	100,307
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	38,073
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	106,357
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	87,304
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	98,881
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	91,619
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	25,898
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	90,464
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	65,891
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	88,598
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	23,432
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $5,645,806)		5,020,436

Foreign Government and Government Agency Obligations - 2.1%
	Principal Amount (a)	Value ($)
Alberta Province 1.3% 7/22/30	216,000	176,319
British Columbia Province:
4.2% 7/6/33	50,000	47,554
4.8% 11/15/28	150,000	150,156
Chilean Republic:
2.55% 7/27/33	400,000	321,750
3.24% 2/6/28	230,000	214,619
4.95% 1/5/36	200,000	190,438
Export Development Canada 4.125% 2/13/29	210,000	206,390
Hungarian Republic 7.625% 3/29/41	30,000	33,841
Indonesian Republic:
1.85% 3/12/31	450,000	363,234
2.85% 2/14/30	400,000	352,375
3.35% 3/12/71	50,000	31,563
Israeli State:
3.25% 1/17/28	370,000	339,873
3.375% 1/15/50	100,000	63,436
5.375% 3/12/29	300,000	294,075
Italian Republic 2.875% 10/17/29	385,000	337,641
Korean Republic 2.75% 1/19/27	200,000	189,884
Landwirtschaftliche Rentenbank 2.5% 11/15/27	230,000	213,707
Ontario Province:
1.125% 10/7/30	224,000	179,216
2.3% 6/15/26	107,000	101,378
Panamanian Republic:
2.252% 9/29/32	300,000	214,125
3.16% 1/23/30	400,000	333,801
3.75% 3/16/25	460,000	452,009
4% 9/22/24	48,000	47,748
6.4% 2/14/35	80,000	75,080
Peruvian Republic:
1.862% 12/1/32	185,000	137,998
2.78% 12/1/60	135,000	74,292
3.3% 3/11/41	70,000	51,013
3.55% 3/10/51	55,000	38,242
7.35% 7/21/25	113,000	115,013
Philippine Republic:
1.648% 6/10/31	205,000	162,142
2.65% 12/10/45	200,000	127,272
5.17% 10/13/27	300,000	299,156
6.375% 10/23/34	100,000	108,219
Polish Government:
3.25% 4/6/26	283,000	274,235
4.625% 3/18/29	50,000	49,168
4.875% 10/4/33	50,000	48,215
5.125% 9/18/34	50,000	48,778
5.5% 4/4/53	40,000	38,606
5.5% 3/18/54	60,000	57,518
Quebec Province:
2.5% 4/20/26	130,000	124,154
4.5% 9/8/33	100,000	97,043
United Mexican States:
3.25% 4/16/30	200,000	175,600
3.5% 2/12/34	317,000	259,346
3.771% 5/24/61	250,000	155,500
4.5% 1/31/50	300,000	228,600
4.6% 2/10/48	50,000	38,675
4.75% 3/8/44	100,000	80,900
5.4% 2/9/28	200,000	199,188
5.55% 1/21/45	45,000	40,683
7.5% 4/8/33	55,000	61,325
Uruguay Republic:
4.125% 11/20/45	20,000	17,213
4.375% 10/27/27	15,000	14,798
4.375% 1/23/31	278,116	269,077
4.975% 4/20/55	63,000	57,035
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $9,436,129)		8,379,216

Supranational Obligations - 1.2%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	73,403
Asian Development Bank:
0.5% 2/4/26	200,000	185,595
2.5% 11/2/27	726,000	675,308
4.375% 3/6/29	630,000	623,326
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	183,106
European Investment Bank:
1.25% 2/14/31	83,000	67,274
2.25% 6/24/24	50,000	49,906
3.625% 7/15/30	960,000	910,625
Inter-American Development Bank:
0.625% 7/15/25	125,000	118,832
1.75% 3/14/25	66,000	64,204
2.25% 6/18/29	30,000	26,822
3.125% 9/18/28	430,000	404,336
3.2% 8/7/42	123,000	96,900
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	123,049
0.5% 10/28/25	145,000	135,981
0.75% 8/26/30	70,000	55,471
0.875% 5/14/30	67,000	54,064
1.25% 2/10/31	100,000	80,731
1.5% 8/28/24	50,000	49,534
1.625% 1/15/25	63,000	61,569
2.5% 11/22/27	200,000	185,996
4% 7/25/30	350,000	338,784
4% 1/10/31	70,000	67,568
4.75% 11/14/33	260,000	262,698
International Finance Corp. 0.75% 8/27/30	40,000	31,711
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $5,186,148)		4,926,793

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,165)	279,000	270,232

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $4,894,802)	4,893,823	4,894,802

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $450,468,632)	413,770,094
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(10,163,228)
NET ASSETS - 100.0%	403,606,866

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
5.5% 6/1/54	(450,000)	(446,278)
6% 6/1/54	(100,000)	(100,658)
6% 6/1/54	(225,000)	(226,480)
6% 6/1/54	(175,000)	(176,151)
6% 6/1/54	(225,000)	(226,480)
6% 6/1/54	(175,000)	(176,151)
6% 6/1/54	(300,000)	(301,973)
6% 6/1/54	(25,000)	(25,164)
6% 6/1/54	(175,000)	(176,151)
6.5% 6/1/54	(600,000)	(608,830)

TOTAL GINNIE MAE		(2,464,316)

Uniform Mortgage Backed Securities
2% 6/1/54	(250,000)	(192,715)
2.5% 6/1/54	(25,000)	(20,173)
2.5% 6/1/54	(25,000)	(20,173)
3% 6/1/54	(250,000)	(210,137)
3% 6/1/54	(50,000)	(42,027)
4.5% 6/1/54	(175,000)	(163,823)
5% 6/1/54	(100,000)	(96,203)
5% 6/1/54	(100,000)	(96,203)
5.5% 6/1/54	(250,000)	(245,908)
6% 6/1/54	(125,000)	(125,161)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(1,212,523)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,669,268)		(3,676,839)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $740,490 or 0.2% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,029,321	90,498,304	88,632,962	108,476	139	-	4,894,802	0.0%
Total	3,029,321	90,498,304	88,632,962	108,476	139	-	4,894,802

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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